Quarterly Holdings Report

for

Fidelity® Targeted Emerging Markets Factor ETF

January 31, 2020

EMK-QTLY-0320

1.9893931.100

Common Stocks – 97.5%
	Shares	Value
BERMUDA – 1.9%
China Resources Gas Group Ltd.	22,000	$ 116,422
Cosan Ltd. Class A (a)	1,623	35,852
Credicorp Ltd.	171	35,325
TOTAL BERMUDA		187,599
BRAZIL – 3.5%
Ambev S.A.	21,000	87,529
B3 S.A. - Brasil Bolsa Balcao	4,500	50,647
BB Seguridade Participacoes S.A.	2,900	23,552
Cosan S.A.	1,800	33,498
IRB Brasil Resseguros S/A	2,500	26,170
Lojas Renner S.A.	6,870	92,159
Vale S.A.	2,800	32,867
TOTAL BRAZIL		346,422
BRITISH VIRGIN ISLANDS – 0.1%
Hollysys Automation Technologies Ltd.	562	8,379
TOTAL BRITISH VIRGIN ISLANDS		8,379
CAYMAN ISLANDS – 14.6%
Alibaba Group Holding Ltd. ADR (a)	2,309	477,016
ANTA Sports Products Ltd.	8,000	70,198
Autohome, Inc. ADR (a)	198	15,143
Baozun, Inc. ADR (a)	405	12,195
Bosideng International Holdings Ltd.	154,000	51,157
Chinasoft International Ltd. (a)	26,000	15,433
Fu Shou Yuan International Group Ltd.	60,000	50,678
Hengan International Group Co. Ltd.	10,500	77,061
Huazhu Group Ltd. ADR	701	24,184
JD.com, Inc. ADR (a)	1,975	74,438
JOYY, Inc. ADR (a)	245	14,830
Kingdee International Software Group Co. Ltd.	14,000	15,178
Momo, Inc. ADR	526	16,096
NetEase, Inc. ADR	131	42,020
New Oriental Education & Technology Group, Inc. ADR (a)	363	44,123
Shenzhou International Group Holdings Ltd.	4,900	65,488
SINA Corp. (a)	378	14,644
Sino Biopharmaceutical Ltd.	89,000	119,406
TAL Education Group ADR (a)	1,149	57,335
Trip.com Group Ltd. ADR (a)	1,079	34,668
Vipshop Holdings Ltd. ADR (a)	2,924	37,222
Want Want China Holdings Ltd.	100,000	83,048
Zhen Ding Technology Holding Ltd.	5,000	19,670
TOTAL CAYMAN ISLANDS		1,431,231
CHILE – 0.6%
Banco de Credito e Inversiones S.A.	328	13,694

	Shares	Value

Cia Cervecerias Unidas S.A.	5,392	$ 47,600
TOTAL CHILE		61,294
CHINA – 7.1%
Agricultural Bank of China Ltd. Class H	61,000	23,720
Anhui Conch Cement Co. Ltd. Class H	3,000	19,352
Bank of China Ltd. Class H	131,000	51,107
Bank of Communications Co. Ltd. Class H	41,000	26,395
China Construction Bank Corp. Class H	170,000	130,237
China Everbright Bank Co. Ltd. Class H	20,000	8,060
China Merchants Bank Co. Ltd. Class H	7,000	34,159
China Minsheng Banking Corp. Ltd. Class H	20,000	14,060
China Pacific Insurance Group Co. Ltd. Class H	5,600	18,855
China Railway Signal & Communication Corp. Ltd. Class H (b)	19,000	9,223
China Shenhua Energy Co. Ltd. Class H	11,000	19,460
China Telecom Corp. Ltd. Class H	62,000	24,268
Guotai Junan Securities Co. Ltd. Class H (b)	5,600	8,999
Industrial & Commercial Bank of China Ltd. Class H	128,000	86,030
Inner Mongolia Yitai Coal Co. Ltd. Class B	17,046	13,484
Jiangsu Expressway Co. Ltd. Class H	68,000	84,490
PICC Property & Casualty Co. Ltd. Class H	16,000	17,284
Ping An Insurance Group Co. of China Ltd. Class H	8,000	91,366
TravelSky Technology Ltd. Class H	7,000	15,268
TOTAL CHINA		695,817
COLOMBIA – 0.3%
Bancolombia S.A.	2,476	30,726
TOTAL COLOMBIA		30,726
CYPRUS – 0.9%
Globaltrans Investment PLC GDR	10,398	90,151
TOTAL CYPRUS		90,151
EGYPT – 0.5%
Commercial International Bank Egypt SAE	7,150	38,501
Egypt Kuwait Holding Co. SAE	5,376	6,828
TOTAL EGYPT		45,329
GREECE – 0.7%
JUMBO S.A.	3,139	63,952
TOTAL GREECE		63,952
HONG KONG – 4.4%
China Everbright Ltd.	8,000	12,381
China Mobile Ltd.	8,500	70,262
China Resources Pharmaceutical Group Ltd. (b)	92,500	77,772
China Unicom Hong Kong Ltd.	28,000	23,578

Common Stocks – continued
	Shares	Value
HONG KONG – continued
CITIC Ltd.	80,000	$ 90,748
CNOOC Ltd.	22,000	33,595
Guangdong Investment Ltd.	54,000	110,133
Hua Hong Semiconductor Ltd. (b)	6,000	14,617
TOTAL HONG KONG		433,086
HUNGARY – 1.4%
Richter Gedeon Nyrt	6,186	132,992
TOTAL HUNGARY		132,992
INDIA – 11.4%
Bajaj Auto Ltd.	1,071	47,597
Coal India Ltd.	6,492	16,485
Divi's Laboratories Ltd.	4,663	127,225
Eicher Motors Ltd.	169	47,920
Federal Bank Ltd.	21,927	27,993
HCL Technologies Ltd.	1,400	11,571
HDFC Bank Ltd.	7,492	128,397
Hero MotoCorp Ltd.	1,189	41,572
Hindustan Unilever Ltd.	3,945	112,153
ICICI Lombard General Insurance Co. Ltd. (b)	1,645	30,309
Indiabulls Housing Finance Ltd.	3,784	16,203
Info Edge India Ltd.	716	28,494
Infosys Ltd.	4,961	53,798
InterGlobe Aviation Ltd. (b)	3,703	71,325
Kotak Mahindra Bank Ltd.	2,394	56,601
Mindtree Ltd.	154	1,911
Muthoot Finance Ltd.	2,990	31,868
Nestle India Ltd.	439	94,232
NMDC Ltd.	8,415	13,754
Oil & Natural Gas Corp. Ltd.	10,532	16,036
Petronet LNG Ltd.	5,130	19,106
Pidilite Industries Ltd.	802	16,947
Power Finance Corp. Ltd. (a)	17,235	28,097
REC Ltd.	13,753	27,619
Tata Consultancy Services Ltd.	1,202	34,925
Tech Mahindra Ltd.	628	6,991
Wipro Ltd.	1,836	6,076
TOTAL INDIA		1,115,205
INDONESIA – 2.5%
Bank Central Asia Tbk PT	24,800	58,844
Bank Rakyat Indonesia Persero Tbk PT	135,700	44,322
Kalbe Farma Tbk PT	859,600	90,020
Telekomunikasi Indonesia Persero Tbk PT	122,100	33,979
United Tractors Tbk PT	10,600	14,905
TOTAL INDONESIA		242,070

	Shares	Value
JERSEY – 0.1%
WNS Holdings Ltd. ADR (a)	201	$ 14,343
TOTAL JERSEY		14,343
LUXEMBOURG – 0.1%
Ternium S.A. ADR	455	9,523
TOTAL LUXEMBOURG		9,523
MALAYSIA – 4.1%
DiGi.Com Bhd	19,700	20,345
Nestle Malaysia Bhd	1,900	66,936
Petronas Chemicals Group Bhd	5,700	8,614
Petronas Gas Bhd	30,300	118,359
PPB Group Bhd	15,500	70,462
Public Bank Bhd	7,300	33,149
Westports Holdings Bhd	83,900	80,909
TOTAL MALAYSIA		398,774
MAURITIUS – 0.2%
MakeMyTrip Ltd. (a)	725	16,675
TOTAL MAURITIUS		16,675
MEXICO – 3.8%
Banco del Bajio S.A. (b)	9,600	15,831
Grupo Aeroportuario del Pacifico SAB de CV Class B	9,400	116,180
Grupo Aeroportuario del Sureste SAB de CV Class B	6,160	118,362
Kimberly-Clark de Mexico SAB de CV Class A (a)	37,200	76,721
Megacable Holdings SAB de CV	8,800	32,745
Orbia Advance Corp. SAB de CV	5,700	13,336
TOTAL MEXICO		373,175
PHILIPPINES – 1.8%
BDO Unibank, Inc.	8,810	25,551
Globe Telecom, Inc.	540	20,000
Jollibee Foods Corp.	14,540	54,479
Manila Electric Co.	15,990	80,216
TOTAL PHILIPPINES		180,246
POLAND – 0.2%
Asseco Poland S.A.	698	11,530
Cyfrowy Polsat S.A.	1,213	8,515
TOTAL POLAND		20,045
QATAR – 0.9%
Qatar Islamic Bank SAQ	6,554	30,061
Qatar National Bank QPSC	10,474	58,799
TOTAL QATAR		88,860

Common Stocks – continued
	Shares	Value
RUSSIA – 4.2%
Alrosa PJSC	6,210	$ 7,789
Gazprom PJSC	10,180	36,095
Inter RAO UES PJSC	1,814,000	164,129
LUKOIL PJSC	339	34,731
MMC Norilsk Nickel PJSC	67	21,796
Novatek PJSC	830	15,001
Rostelecom PJSC (a)	6,340	8,726
Sberbank of Russia PJSC	23,290	91,867
Surgutneftegas PJSC	22,500	16,204
Tatneft PJSC	1,590	18,925
TOTAL RUSSIA		415,263
SAUDI ARABIA – 0.8%
Jarir Marketing Co.	1,345	57,715
Riyad Bank	3,886	24,401
TOTAL SAUDI ARABIA		82,116
SOUTH AFRICA – 3.8%
Absa Group Ltd.	3,919	35,888
AVI Ltd.	11,678	60,224
Capitec Bank Holdings Ltd.	483	43,321
Kumba Iron Ore Ltd.	466	10,853
Motus Holdings Ltd.	12,117	65,395
Nedbank Group Ltd.	2,476	32,287
Sappi Ltd. (a)	4,748	12,063
Telkom S.A. SOC Ltd.	1,406	3,022
The Foschini Group Ltd.	5,477	50,287
Truworths International Ltd.	14,183	41,674
Vodacom Group Ltd.	1,547	12,086
TOTAL SOUTH AFRICA		367,100
SOUTH KOREA – 13.2%
Cheil Worldwide, Inc.	1,029	18,197
DB Insurance Co. Ltd.	867	30,809
Douzone Bizon Co. Ltd.	27	2,036
Hanwha Corp.	4,720	85,836
Hyundai Marine & Fire Insurance Co. Ltd.	1,675	30,811
Kangwon Land, Inc.	2,094	48,235
Kia Motors Corp.	1,826	62,444
KMW Co. Ltd. (a)	30	1,243
KT&G Corp. (a)	1,201	95,497
LG Display Co. Ltd. (a)	267	3,438
LG Uplus Corp.	2,199	24,362
Lotte Chemical Corp.	49	7,764
Medy-Tox, Inc.	260	70,630
Meritz Fire & Marine Insurance Co. Ltd.	2,250	29,536
NCSoft Corp.	70	37,224
Pearl Abyss Corp. (a)	151	22,928
POSCO	90	16,630
S-1 Corp.	1,060	80,740
Samsung Electro-Mechanics Co. Ltd.	75	7,839

	Shares	Value

Samsung Electronics Co. Ltd.	7,691	$ 362,684
Samsung SDI Co. Ltd.	70	16,154
Samsung SDS Co. Ltd.	49	7,948
SK Hynix, Inc.	732	57,226
SK Telecom Co. Ltd.	152	29,167
Woongjin Coway Co. Ltd.	737	54,104
Yuhan Corp.	502	91,501
TOTAL SOUTH KOREA		1,294,983
TAIWAN – 10.1%
Catcher Technology Co. Ltd.	3,000	24,098
Chunghwa Telecom Co. Ltd.	11,000	39,110
E.Sun Financial Holding Co. Ltd.	60,550	56,013
Far EasTone Telecommunications Co. Ltd.	11,000	24,842
Feng Hsin Steel Co. Ltd.	9,000	15,703
Formosa Plastics Corp.	8,000	24,598
Foxconn Technology Co. Ltd.	9,000	17,925
Lite-On Technology Corp.	13,000	20,200
Novatek Microelectronics Corp.	4,000	28,707
Pou Chen Corp.	50,000	57,776
Radiant Opto-Electronics Corp.	5,000	17,283
Realtek Semiconductor Corp.	3,000	24,444
Sino-American Silicon Products, Inc.	6,000	19,397
Taichung Commercial Bank Co. Ltd.	96,784	38,712
Taiwan Business Bank	93,900	38,177
Taiwan Cooperative Financial Holding Co. Ltd.	69,070	47,296
Taiwan Mobile Co. Ltd.	8,000	28,180
Taiwan Semiconductor Manufacturing Co. Ltd.	25,000	263,366
Tripod Technology Corp.	5,000	18,518
Uni-President Enterprises Corp.	36,000	86,042
Voltronic Power Technology Corp.	3,150	75,805
Yageo Corp.	2,000	25,448
TOTAL TAIWAN		991,640
THAILAND – 2.0%
Advanced Info Service PCL	4,300	28,151
Airports of Thailand PCL	42,900	97,062
Intouch Holdings PCL Class F	12,000	21,470
The Siam Cement PCL	700	8,042
Tisco Financial Group PCL	11,900	39,336
Tisco Financial Group PCL	300	992
TOTAL THAILAND		195,053
TURKEY – 1.6%
Akbank T.A.S. (a)	20,936	28,895
BIM Birlesik Magazalar AS	8,728	71,140
Turkiye Garanti Bankasi AS (a)	15,469	30,758
Turkiye Is Bankasi AS Class C (a)	21,485	26,027
TOTAL TURKEY		156,820

Common Stocks – continued
	Shares	Value
UNITED ARAB EMIRATES – 0.2%
Emirates Telecommunications Group Co. PJSC	3,502	$ 15,522
TOTAL UNITED ARAB EMIRATES		15,522
UNITED STATES OF AMERICA – 0.5%
Yum China Holdings, Inc.	1,032	44,448
TOTAL UNITED STATES OF AMERICA		44,448
TOTAL COMMON STOCKS (Cost $9,457,992)		9,548,839
Preferred Stock – 2.4%

BRAZIL – 2.3%
Banco Bradesco S.A.	9,200	70,655
Banco do Estado do Rio Grande do Sul S.A. Class B	2,900	13,604
Cia de Transmissao de Energia Eletrica Paulista	20,500	106,267
Itausa - Investimentos Itau S.A.	11,700	35,134
TOTAL BRAZIL		225,660

	Shares	Value
RUSSIA – 0.1%
Transneft PJSC	3	$ 7,740
TOTAL RUSSIA		7,740
TOTAL PREFERRED STOCKS (Cost $248,581)		233,400
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $9,706,573)		9,782,239
NET OTHER ASSETS (LIABILITIES) – 0.1%		12,139
NET ASSETS – 100.0%		$ 9,794,378

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a) Non-income producing.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $228,076 or 2.4% of net assets.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

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